Taxation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Corporate income tax rate		25.00%	25.00%
Reduction in the standard statutory rate		50.00%	50.00%
Current and deferred income tax expense		¥ (127,007)	$ (18,414)	¥ 168,643	¥ (22,847)
Net operating loss carryforwards		6,993,136
Deferred tax assets, operating carryforwards, valuation allowance		1,458,980
Deferred tax assets, operating carryforwards, net of valuation allowance		¥ 63,432
Percentage of consumption tax	3.00%	3.00%	3.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%
High and New Technology Enterprises
Taxation
VAT for software research and development and relevant services		13.00%	13.00%
VAT refund in excess		3.00%	3.00%
VAT refunds received		¥ 234,531		¥ 0	¥ 0
Cayman Islands
Taxation
Withholding income tax rate (as a percent)		0.00%	0.00%
Hong Kong
Taxation
Corporate income tax rate		16.50%	16.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		16.50%	16.50%
PRC
Taxation
Statutory VAT rate (as a percent)		13.00%	13.00%
Withholding income tax rate (as a percent)		10.00%	10.00%
Corporate income tax rate		25.00%	25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%	25.00%
Reduced withholding tax rate (as a percent)		5.00%	5.00%
Total deduction available on qualified research and development expenses (as a percent)		150.00%	150.00%
Additional deduction on qualified research and development expenses (as a percent)		175.00%	175.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%
PRC | High and New Technology Enterprises
Taxation
Preferential enterprise income tax rate (as a percent)		15.00%	15.00%
Effective term		3 years	3 years
Singapore
Taxation
Corporate income tax rate		17.00%	17.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.00%	17.00%